Cover	Mar. 21, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 21, 2024
Entity File Number	000-53957
Entity Registrant Name	GOLDEN GROWERS COOPERATIVE
Entity Central Index Key	0001489874
Entity Tax Identification Number	27-1312571
Entity Incorporation, State or Country Code	MN
Entity Address, Address Line One	1002 MAIN AVE W
Entity Address, Address Line Two	SUITE 5
Entity Address, City or Town	WEST FARGO
Entity Address, State or Province	ND
Entity Address, Postal Zip Code	58078
City Area Code	(701)
Local Phone Number	281-0468
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false